Annual Total Returns - Fidelity Advisor Multi-Asset Income Fund [BarChart] - 12.31 Fidelity Advisor Multi-Asset Income Fund AMCIZ PRO-14 - Fidelity Advisor Multi-Asset Income Fund - Fidelity Advisor Multi-Asset Income Fund: Class A
Mar. 01, 2022
Bar Chart Table:
Annual Return 2016	10.55%
Annual Return 2017	5.94%
Annual Return 2018	(3.25%)
Annual Return 2019	22.84%
Annual Return 2020	16.26%
Annual Return 2021	17.40%